RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transactions With Related Parties For Amount Due To Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due to related parties	$ 152	$ 400	$ 410
Mapbar Technology Limited, equity investee of the Company [Member] | Location-based service [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due to related parties	$ 110	203	299
Qingting, equity investee of the Company [Member] | Internet service [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due to related parties		$ 197	$ 111
268V LIMITED [Member] | Used Car Service [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due to related parties	$ 42